DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating results from disposal groups
Income tax expense		$ 321	$ 3,473	$ 464
Loss from the operations of the discontinued operations, net of tax		30,809	40,068	43,193
Gain (loss) on deconsolidation of the subsidiaries		489	132,665
Gain on diaposal of equity method investments		56,993
Gain (loss) from discontinued operations, net of tax expense (benefits) of $(464), $(3,473) and $5,706 for the years ended December 31, 2012, 2013 and 2014, respectively		26,673	92,597	(43,193)
Nuomi [Member]
Operating results from disposal groups
Net revenues from discontinued operations			19,319	16,451
Loss from the operations of the discontinued operations, before income taxes			28,378	27,295
Income tax expense
Loss from the operations of the discontinued operations, net of tax			28,378	27,295
Gain (loss) on deconsolidation of the subsidiaries	56,993		132,821
Gain on diaposal of equity method investments		56,993
Gain (loss) from discontinued operations, net of tax expense (benefits) of $(464), $(3,473) and $5,706 for the years ended December 31, 2012, 2013 and 2014, respectively		56,993	104,443	(27,295)
Qingting [Member]
Operating results from disposal groups
Net revenues from discontinued operations
Loss from the operations of the discontinued operations, before income taxes			959	216
Income tax expense
Loss from the operations of the discontinued operations, net of tax			959	216
Gain (loss) on deconsolidation of the subsidiaries			(156)
Gain on diaposal of equity method investments
Gain (loss) from discontinued operations, net of tax expense (benefits) of $(464), $(3,473) and $5,706 for the years ended December 31, 2012, 2013 and 2014, respectively			(1,115)	(216)
Qianjun Technology [Member]
Operating results from disposal groups
Net revenues from discontinued operations		6,822	8,744	4,808
Loss from the operations of the discontinued operations, before income taxes		31,130	14,204	16,146
Income tax expense		(321)	(3,473)	(464)
Loss from the operations of the discontinued operations, net of tax		30,809	10,731	15,682
Gain (loss) on deconsolidation of the subsidiaries		489
Gain on diaposal of equity method investments
Gain (loss) from discontinued operations, net of tax expense (benefits) of $(464), $(3,473) and $5,706 for the years ended December 31, 2012, 2013 and 2014, respectively		$ (30,320)	$ (10,731)	$ (15,682)